Consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	[1]
Profit or loss [abstract]
Revenue	£ 8,489	£ 9,444
Provision for bad and doubtful debts	(91)	(52)
Other operating costs	(6,425)	(7,697)
Other operating income	12	544
Operating profit	1,985	2,239
Finance income	115	37
Finance costs	(800)	(661)
Share of post-tax results of joint ventures and associates	71	51
Profit before tax	1,371	1,666
Tax	(307)	(447)
Profit after tax from continuing operations	1,064	1,219	[2]
Profit after tax from discontinued operations	65	37	[2]
Total profit for the period (continuing and discontinued)	1,129	1,256
Attributable to:
Equity shareholders of the parent	1,128	1,256
Non-controlling interests	£ 1	£ 0
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP per share)	£ 0.288	£ 0.334
Diluted earnings per share (continuing) (in GBP per share)	0.287	0.332
Basic earnings per share (continuing and discontinued) (in GBP per share)	0.306	0.344
Diluted earnings per share (continuing and discontinued) (in GBP per share)	£ 0.305	£ 0.342

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.
[2]	Comparative amounts have been re-presented to reflect the classification of the FAA option within the UK Gas Transmission business disposal group.